DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 reserve	Dec. 31, 2010	Dec. 31, 2009
DISTRIBUTION OF PROFIT
Number of statutory non-distributable reserves required to be maintained	2
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Non-distributable general reserve fund	$ 41,359,798	$ 41,302,496	$ 25,311,389
Amount of welfare fund and bonus fund
Amount not subject to restrictions	339,549,604	370,001,161	226,081,199
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 611,359,798	$ 497,302,496	$ 410,311,389